Other (Income) Expenses, Net (Details) - Schedule of other (income) expenses net - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of other (income) expenses net [Abstract]
Exchange (gains) losses, net	¥ 3,703	¥ 323	¥ (4,540)
Provision for doubtful accounts, net	(836)	1,186	149
Government grants	(1,289)	(1,520)	(2,816)
Loss on equity method investment	833	22	120
Others	464	(4)	176
Total	¥ 2,875	¥ 7	¥ (6,911)